CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 949	$ 1,038
Accounts receivable	5,389	5,338
Inventories	4,940	5,053
Deferred income taxes.	1,066	1,084
Other Current assets	1,202	1,207
Total current assets	13,546	13,720
Other non-current assets	1,469	1,696
Property, plant and equipment, net	6,709	6,635
Identifiable intangible assets, net	6,062	6,476
Goodwill	18,948	18,981
Total assets	46,734	47,508
Current liabilities:
Short-term debt	2,048	1,804
Sales reserves and allowances	5,348	4,918
Accounts payable and accruals	3,026	3,317
Other current liabilities	1,432	1,926
Total current liabilities	11,854	11,965
Long-term liabilities:
Deferred income taxes	1,169	1,247
Other taxes and long-term liabilities	1,000	1,273
Senior notes and loans	9,122	10,387
Total long-term liabilities	11,291	12,907
Total liabilities	23,145	24,872
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,825	13,628
Retained earnings	13,436	12,535
Accumulated other comprehensive loss	(256)	(91)
Treasury shares	(3,515)	(3,557)
Stockholders' equity attributable to Teva shareholders	23,540	22,565
Non-controlling interests	49	71
Total equity	23,589	22,636
Total liabilities and equity	$ 46,734	$ 47,508